NOTE 4 - INCOME TAXES: Schedule of Deferred income taxes (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Details
NOL Carryover	$ 278,000	$ 216,000
Valuation allowance	(278,000)	(216,000)
Net deferred tax asset	$ 0	$ 0